CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 155,353	$ 241,179	$ 196,109	$ 206,288	$ 135,257	$ 202,099	$ 183,032	$ 148,407	$ 105,701	$ 778,833	$ 639,239	$ 818,914
Cost of goods sold	78,726				78,068					395,705	344,638	404,953
Gross profit	76,627	127,828	97,541	100,570	57,189	93,123	82,192	73,031	46,255	383,128	294,601	413,961
Selling, general, and administrative expenses	67,843				53,945					280,972	230,634	325,754
Operating income	8,784				3,244					102,156	63,967	88,207
Interest expense	(6,067)				(8,126)					(31,280)	(32,607)	(21,680)
Other (expense) income	63				(18)					(1,261)	699	(1,242)
Income before income taxes	2,780				(4,900)					69,615	32,059	65,285
Income tax expense	(613)				1,639					(11,852)	(16,658)	(16,497)
Net income										57,763	15,401	48,788
Less: Net income attributable to noncontrolling interest												(811)
Net income attributable to YETI Holdings, Inc.	$ 2,167	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	$ 57,763	$ 15,401	$ 47,977
Net income to YETI Holdings, Inc. per share
Basic	$ 0.03	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.71	$ 0.19	$ 0.59
Diluted	$ 0.03	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.69	$ 0.19	$ 0.58
Weighted average common shares outstanding
Basic	84,196				81,419					81,777	81,479	81,097
Diluted	85,857				81,419					83,519	82,972	82,755